SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of Supplemental cash flow information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
14.	SUPPLEMENTAL CASH FLOW INFORMATION

			Period from
			incorporation on
			December 30,
			2015 to December
	2017	2016	31, 2015
	$	$	$
Cash paid for interest	24,399	-	-
Cash paid for income taxes	-	-	-
	24,399